OWNERS' EQUITY - Additional Information (Detail)				3 Months Ended		12 Months Ended
	Dec. 18, 2019 Installment $ / shares shares	Jun. 27, 2019 USD ($) shares	Apr. 15, 2019 Installment shares	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Mar. 27, 2019 shares
Equity [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting commencing date			Jul. 15, 2019
Share-based compensation arrangement by share-based payment award, award vesting period			4 years
Share-based compensation arrangement by share-based payment award,vesting period grant date			3 months
Share-based Compensation, remaining weighted average period				2 years 8 months 12 days		3 years
Unrecognized compensation cost related to unvested stock options | $				$ 1,600,000		$ 1,900,000
Common stock, par value | $ / shares				$ 0.01		$ 0.01	$ 0.01
Preferred stock, par value | $ / shares				$ 0.01		$ 0.01
Common stock, shares issued				94,477,102		94,447,356	94,447,000
Common stock, shares outstanding				94,477,102		94,447,356	94,447,000
Preferred stock, shares issued				0		0
Preferred stock, shares outstanding				0		0
Common Stock available for issuance				105,522,898		105,552,644
Preferred Stock available for issuance				10,000,000		10,000,000
Threshold Performance Condition, For Year 2019
Equity [Line Items]
Vesting percentage			25.00%
Target Performance Condition, For Year 2020
Equity [Line Items]
Vesting percentage			50.00%
Maximum Performance Condition, For Year 2021
Equity [Line Items]
Vesting percentage			100.00%
Phantom Units Subject To Time Based Vesting
Equity [Line Items]
Number of equal annual installments | Installment			3
Share-based compensation arrangement by share-based payment award, award vesting commencing date			Apr. 03, 2020
Restricted units | Officer [Member]
Equity [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in Period			275,000
Phantom and Restricted Units
Equity [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in Period		975,142
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period		1,351,493
Share-based compensation arrangement by share-based payment award, equity instruments other than options, settled in period		376,351
Non-cash stock compensation expense | $		$ 2,200,000
Phantom Unit And Restricted Unit Awards
Equity [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in Period				18,518		1,381,572
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period				46,875		1,819,131
Share-based compensation arrangement by share-based payment award, equity instruments other than options, settled in period						32,861
Non-cash stock compensation expense | $				$ 200,000	$ 300,000	$ 3,600,000	$ 2,400,000
Unamortised compensation cost related to unvested restricted stock awards | $				$ 1,600,000		$ 500,000
Share-based Compensation, remaining weighted average period				2 years 3 months		2 years 9 months
Non-qualified Stock Options
Equity [Line Items]
Non-cash stock compensation expense | $				$ 200,000		$ 0	$ 0
Share-based compensation, options granted						5,500,000
Non-qualified Stock Options | Senior Management
Equity [Line Items]
Number of equal annual installments | Installment	3
Share-based compensation arrangement by share-based payment award, award vesting commencing date	Dec. 18, 2020
Share-based compensation, options granted	5,500,000
Share-based compensation arrangements by share-based payment award, options exercise price | $ / shares	$ 1.20
Share-based compensation, expected weighted-average service period	3 years
Non-qualified Stock Options | Senior Management | Maximum
Equity [Line Items]
Share-based compensation, option awards expiration	10 years
2019 Plan
Equity [Line Items]
Long-Term Incentive Plan, common units permitted for grant (in shares)	8,500,000							4,000,000
Amended and Restated 2019 Long-Term Incentive Plan | Restricted phantom unit
Equity [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in Period		238,554	1,015,047
Amended and Restated 2019 Long-Term Incentive Plan | Phantom Units Subject To Time Based Vesting
Equity [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in Period			494,421
Amended and Restated 2019 Long-Term Incentive Plan | Phantom Units Subject To Performance Based Vesting
Equity [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in Period			520,626
Long-term Incentive Plan
Equity [Line Items]
Long-Term Incentive Plan, common units permitted for grant (in shares)				8,500,000
Common Stock available for issuance				1,133,542